Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2021

	Principal Amount/Shares	Fair Value
Corporate Bonds - 63.1%(1)
Crude Oil Pipelines - 7.6%(1)
Canada - 7.6%(1)
Enbridge Inc., 5.500%, 07/15/2077	$7,042,000	$7,587,755
Natural Gas/Natural Gas Liquids Pipelines - 19.9%(1)
United States - 19.9%(1)
Cheniere Corp., 7.000%, 06/30/2024	4,000,000	4,536,272
Cheniere Corp., 5.875%, 03/31/2025	2,000,000	2,272,370
ONEOK, Inc., 4.250%, 02/01/2022	4,500,000	4,528,215
ONEOK, Inc., 7.500%, 09/01/2023	2,000,000	2,235,477
Rockies Express Pipeline LLC, 4.950%, 07/15/2029(2)	3,000,000	3,121,110
Tallgrass Energy LP, 5.500%, 01/15/2028(2)	3,250,000	3,282,500
		19,975,944
Natural Gas Gathering/Processing - 24.6%(1)
United States - 24.6%(1)
Antero Midstream Partners LP, 5.750%, 03/01/2027(2)	2,800,000	2,884,000
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(2)	5,900,000	6,150,750
EnLink Midstream LLC, 5.375%, 06/01/2029	3,000,000	3,080,100
Hess Corporation, 5.625%, 02/15/2026(2)	4,160,000	4,319,619
The Williams Companies, Inc., 7.875%, 09/01/2021	5,000,000	5,000,000
The Williams Companies, Inc., 4.550%, 06/24/2024	3,000,000	3,285,845
		24,720,314

Renewables and Power Infrastructure - 5.0%(1)
United States - 5.0%(1)
NextEra Energy, Inc., 4.800%, 12/01/2077	4,500,000	5,032,299

Refined Product Pipelines - 4.0%(1)
United States - 4.0%(1)
Buckeye Partners, 5.600%, 10/15/2044	2,000,000	1,965,000
Buckeye Partners, 5.850%, 11/15/2043	2,000,000	2,004,220
		3,969,220
Other - 2.0%(1)
United States - 2.0%(1)
New Fortress Energy Inc., 6.500%, 9/30/2026 (2)	2,000,000	2,010,400

Total Corporate Bonds (Cost $59,169,743)		63,295,932

Master Limited Partnerships and Related Companies - 30.4%(1)
Crude Oil Pipelines - 3.9%(1)
United States - 3.9%(1)
BP Midstream Partners LP	21,729	285,519
NuStar Energy L.P.	128,534	2,088,677
PBF Logistics LP	49,521	599,204
Shell Midstream Partners, L.P.	77,365	941,532
		3,914,932

Natural Gas/Natural Gas Liquids Pipelines - 11.4%(1)
United States - 11.4%(1)
DCP Midstream, LP	110,091	2,868,971
Energy Transfer LP	407,632	3,790,978
Enterprise Products Partners L.P.	213,683	4,756,584
		11,416,533
Natural Gas Gathering/Processing - 3.0%(1)
United States - 3.0%(1)
Western Midstream Partners, LP	154,434	3,048,527

Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	8,074	210,247

Refined Product Pipelines - 11.9%(1)
United States - 11.9%(1)
Holly Energy Partners, L.P.	93,991	1,748,233
Magellan Midstream Partners, L.P.	78,332	3,854,718
MPLX LP	226,804	6,377,728
		11,980,679

Total Master Limited Partnerships and Related Companies (Cost $30,985,231)		30,570,918

Common Stock - 28.0%(1)
Crude Oil Pipelines - 5.9%(1)
United States - 5.9%(1)
Enbridge Inc.	53,741	2,112,559
Plains GP Holdings, L.P.	389,094	3,797,558
		5,910,117
Renewables and Power Infrastructure - 4.9%(1)
United States - 4.9%(1)
Archaea Energy Inc. (4)	26,704	427,264
Atlantica Sustainable Infrastructure PLC	16,523	621,430
DTE Energy Company	8,116	976,679
NextEra Energy Partners, LP	8,013	640,479
Sempra Energy	16,927	2,240,458
		4,906,310
Energy Technology - 2.6%(1)
United States - 2.6%(1)
ArcLight Clean Transition Corp. II Class A (4)	17,517	169,039
Bluescape Opportunities Acquisition Corp. (4)	26,379	256,140
Climate Real Impact Solutions II Acquisition Corp. Class A (4)	13,794	133,388
ESM Acquisition Corp. (4)	17,624	169,543
EVgo Inc. (4)	26,547	243,702
Flame Acquisition Corp. (4)	30,500	295,545
Northern Genesis Acquisition Corp. III (4)	24,492	238,307
Peridot Acquisition Corp. II (4)	15,862	153,221
RMG Acquisition Corp. III (4)	18,354	177,116
Sustainable Development Acquisition Corp. Class A (4)	18,354	177,850
Tech and Energy Transition Corp. (4)	38,204	368,286
Warrior Technologies Acquisition Co. Class A (4)	21,621	211,670
		2,593,807
Natural Gas/Natural Gas Liquids Pipelines - 11.5%(1)
Canada - 2.3%(1)
TC Energy Corporation	48,667	2,310,709
United States - 9.2%(1)
DT Midstream, Inc.	4,058	188,575
Kinder Morgan Inc.	214,709	3,493,315
ONEOK, Inc.	42,252	2,219,075
The Williams Companies, Inc.	135,347	3,341,717
		9,242,682
Natural Gas Gathering/Processing - 3.2%(1)
United States - 3.2%(1)
EnLink Midstream LLC	90,965	490,301
Equitrans Midstream Corporation	108,596	948,043
Hess Midstream LP	66,901	1,722,032
		3,160,376

Total Common Stock (Cost $28,169,376)		28,124,001

Preferred Stock - 0.6%(1)
Natural Gas Liquids Pipelines - 0.6%(1)
United States - 0.6%(1)
Altus Midstream Company, 7.000% (2)(3) (Cost $483,100)	483	591,092

Special Purpose Acquisition Company Warrants - 0.2%(1)
Energy Technology - 0.2%(1)
United States - 0.2%(1)
Arclight Clean Transition Corp. II Warrant (4)	3,504	3,504
Bluescape Opportunities Acquisition Corp. Warrant (4)	26,933	24,512
Climate Real Impact Solutions II Acquisition Corp. Warrant (4)	5,833	5,425
ESM Acquisition Corp. Warrant (4)	5,875	3,525
EVgo Inc. Warrant (4)	26,677	54,956
First Reserve Sustainable Growth Co Warrant (4)	3,291	2,073
Flame Acquisition Corp. Warrant (4)	15,250	12,946
Northern Genesis Acquisition Corp. III Warrant (4)	6,123	5,511
Peridot Acquisition Corp. Warrant (4)	3,172	2,411
Qell Acquisition Corp. Warrant (4)	11,906	19,049
RMG Acquisition Corp III Warrant (4)	3,671	3,304
Sustainable Development Acquisition Warrant (4)	9,177	6,058
Tech and Energy Transition Corp. Warrant (4)	12,735	8,136
Warrior Technologies Acquisition Co Warrant (4)	10,810	6,486

Total Warrants (Cost $186,866)		157,896

Short-Term Investment - 1.3%(1)
United States Investment Company - 1.3%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03%(5) (Cost $1,312,663)	1,312,663	1,312,663

Total Investments - 123.6%(1) (Cost $120,306,979)		124,052,502
Other Assets and Liabilities - 0.3%(1)		335,086
Credit Facility Borrowings - (23.9)%(1)		(24,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$100,387,588

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $22,359,471 which represents 22.3% of net assets.
statements for further disclosure.
(3)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(4)	Non-income producing security.
(5)	Rate indicated is the current yield as of August 31, 2021.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2021.  These assets and liabilities are measured on a recurring basis.

TPZ:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$-	$63,295,932	$-	$63,295,932
Master Limited Partnerships(a)	30,570,918	-	-	30,570,918
Common Stock(a)	28,124,001	-	-	28,124,001
Preferred Stock(a)	-	-	591,092	591,092
Special Purpose Acquisition Company Warrants(a)	157,896	-	-	157,896
Short-Term Investment(b)	1,312,663	-	-	1,312,663
Total Assets	$60,165,478	$63,295,932	$591,092	$124,052,502

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended  August 31, 2021:

Preferred Stock	TPZ
Balance – beginning of period	$2,259,398
Purchases	-
Return of capital	-
Sales	(1,685,000)
Total realized gain/loss	260,266
Change in unrealized gain/loss	(243,572)
Balance – end of period	$591,092

Convertible Bond	TPZ
Balance – beginning of period	$792,699
Purchases	-
Corporate actions	(262,000)
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(530,699)
Balance – end of period	$-
TPZ
Change in unrealized gain/loss on investments still held at August 31, 2021	$(243,572)